The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2022

Royce International Premier Fund

I.	Effective as of January 1, 2023, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce International Premier Fund is deleted in its entirety and replaced with the relevant information below.

Royce International Premier Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Mark Fischer is the Fund’s portfolio manager. He is assisted by Portfolio Manager Mark Rayner. Mr. Fischer became portfolio manager on January 1, 2023. He was previously co-portfolio manager (May 1, 2022–December 31, 2022) and portfolio manager (May 1, 2021–April 30, 2022). Mr. Rayner became assistant portfolio manager on January 1, 2023. He was previously co-portfolio manager (May 1, 2022–December 31, 2022), lead portfolio manager (May 1, 2021–April 30, 2022), portfolio manager (2016–2021), and assistant portfolio manager (2014–2015).

II.	Effective as of January 1, 2023, the information appearing under the heading “Management of the Funds” for Royce International Premier Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

November 8, 2022

RIPISI-1122

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2022

Royce International Premier Fund

I.       Effective as of January 1, 2023, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce International Premier Fund is deleted in its entirety and replaced with the relevant information below.

Royce International Premier Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Mark Fischer is the Fund’s portfolio manager. He is assisted by Portfolio Manager Mark Rayner. Mr. Fischer became portfolio manager on January 1, 2023. He was previously co-portfolio manager (May 1, 2022–December 31, 2022) and portfolio manager (May 1, 2021–April 30, 2022). Mr. Rayner became assistant portfolio manager on January 1, 2023. He was previously co-portfolio manager (May 1, 2022–December 31, 2022), lead portfolio manager (May 1, 2021–April 30, 2022), portfolio manager (2016–2021), and assistant portfolio manager (2014–2015).

II. Effective as of January 1, 2023, the information appearing under the heading “Management of the Funds” for Royce International Premier Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

November 8, 2022

RIPCR-1122